Consolidated statement of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities
Net income (loss)		€ (103,517)		€ (196,078)		€ (83,913)
Income tax expense		16,751		2,102		3,320
Depreciation and amortization		99,476		101,618		92,979
Impairment of tangible and intangible assets		797		12,195		5,011
Equity settled share based payment transaction		3,778		5,035		9,630
Financial income and expenses		10,018		9,264		2,475
Share of loss (profit) and reevaluation of at-equity investments		1,085		4,312		20,752
(Gain) loss on investment in financial instruments reevaluation		(2,141)		39,546		9,143
Other non cash items	[1]	18,969		23,702		(114)
(Gain) loss on sale of investment of affiliated companies		3,750		8,648
(Gain) loss on sale of at-equity investments		(12,125)
Changes in inventories		(9,562)		(2,687)		(1,604)
Changes in trade accounts receivable		(28,729)		(40,742)		73,260
Changes in trade accounts payable		(7,304)		(49,750)		19,024
Other changes in working capital	[2]	(15,209)		24,972		(100,624)
Taxes received (paid), net of refunds	[3]	14,781		76,083		(12,902)
Net cash provided by (used in) operating activities		(9,179)		18,220		36,439
Cash flows from investing activities
Interest received		4,114		5,647		10,365
Purchase of property, plant and equipment		(72,542)		(117,468)		(213,321)
Proceeds from sale of property, plant and equipment		214		2,000		530
Purchase of intangible assets and additions to capitalized development expenditures		(10,080)		(14,769)		(2,677)
Investments to acquire subsidiaries						2,088
Proceeds from the disposal of affiliated companies		222,333		(11,503)
Investments to acquire associate companies, other non-current investments and convertibles		(13,969)		(15,083)		(23,644)
Proceeds from the disposal of associated companies, other non-current investments and convertibles		8,499		69,370		1,396
Purchase of current investments				(29,388)		(48,391)
Proceeds from sale of current investments		31,968		35,667		260,363
Dividends received		1,053
Proceeds from Government Grants				4,341
Net cash provided by (used in) investing activities		171,591		(71,187)		(13,291)
Cash flows from financing activities
Interest paid		(5,425)		(5,920)		(12,853)
Proceeds from loans		43,961		900		219,923
Transaction costs related to loans		(1,464)		(3,795)
Proceeds from the exercise of share options		225		368		219
Repayments of loans		(49,740)		(128,849)		(112,880)
Purchase of treasury shares		(1,548)
Repayments of lease liabilities		(23,639)		(24,124)		(22,446)
Net cash provided by (used in) financing activities		(37,630)		(161,421)		71,963
Net increase (decrease) in Cash and cash equivalents		124,782		(214,388)		95,110
Cash and cash equivalents at January 1		306,387	[4]	510,909	[4]	415,155
Effects of revaluation and of movements in exchange rates on cash held		(12,652)		9,866		644
Cash and cash equivalents at December 31	[4]	€ 418,517		€ 306,387		€ 510,909

[1]	Includes derivative revaluations, inventory write-offs, allowances for doubtful accounts, and unrealized foreign exchange movements.
[2]	Other components of working capital include Contract assets and liabilities, Prepaid expenses and other current assets, Provisions and Deferred income
[3]	incl. €17,175k (2024: €62,233k, 2023: €12,609k) of R&D tax credits received
[4]	incl. €16,731k (2024: €12,931k; 2023: €11,819k) of restricted cash